Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	Financial Instruments
Financial instruments that potentially subject us to credit risk consist principally of trade receivables and interest-bearing investments. Wholesale distributors of life-science products account for a substantial portion of our trade receivables; collateral is generally not required. We seek to mitigate the risk associated with this concentration through our ongoing credit-review procedures and insurance. A large portion of our cash is held by a few major financial institutions. We monitor our exposures with these institutions and do not expect any of these institutions to fail to meet their obligations. Major financial institutions represent the largest component of our investments in corporate debt securities. In accordance with documented corporate risk-management policies, we monitor the amount of credit exposure to any one financial institution or corporate issuer. We are exposed to credit-related losses in the event of nonperformance by counterparties to risk-management instruments but do not expect any counterparties to fail to meet their obligations given their high credit ratings.
We consider all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. The cost of these investments approximates fair value.
Our equity investments are accounted for using three different methods depending on the type of equity investment:

•
Investments in companies over which we have significant influence but not a controlling interest are accounted for using the equity method, with our share of earnings or losses reported in other-net, (income) expense.

•
For equity investments that do not have readily determinable fair values, we measure these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any change in recorded value is recorded in other-net, (income) expense.

•	Our public equity investments are measured and carried at fair value. Any change in fair value is recognized in other-net, (income) expense.
We review equity investments other than public equity investments for indications of impairment on a regular basis.
Our derivative activities are initiated within the guidelines of documented corporate risk-management policies and are intended to offset losses and gains on the assets, liabilities, and transactions being hedged. Management reviews the correlation and effectiveness of our derivatives on a quarterly basis.
For derivative instruments that are designated and qualify as fair value hedges, the derivative instrument is marked to market with gains and losses recognized currently in income to offset the respective losses and gains recognized on the underlying exposure. For derivative instruments that are designated and qualify as cash flow hedges, gains and losses are reported as a component of accumulated other comprehensive loss and reclassified into earnings in the same period the hedged transaction affects earnings. For derivative and non-derivative instruments that are designated and qualify as net investment hedges, the foreign currency translation gains or losses due to spot rate fluctuations are reported as a component of accumulated other comprehensive loss. Derivative contracts that are not designated as hedging instruments are recorded at fair value with the gain or loss recognized in earnings during the period of change.
We may enter into foreign currency forward or option contracts to reduce the effect of fluctuating currency exchange rates (principally the euro, British pound, and the Japanese yen). Foreign currency derivatives used for hedging are put in place using the same or like currencies and duration as the underlying exposures. Forward and option contracts are principally used to manage exposures arising from subsidiary trade and loan payables and receivables denominated in foreign currencies. These contracts are recorded at fair value with the gain or loss recognized in other–net, (income) expense. We may enter into foreign currency forward and option contracts and currency swaps as fair value hedges of firm commitments. Forward contracts generally have maturities not exceeding 12 months. At December 31, 2018, we had outstanding foreign currency forward commitments to purchase 785.5 million U.S. dollars and sell 685.3 million euro; commitments to purchase 2.05 billion euro and sell 2.35 billion U.S. dollars; commitments to purchase 435.1 million U.S. dollars and sell 48.85 billion Japanese yen, commitments to purchase 255.6 million Swiss francs and sell 259.7 million U.S. dollars, commitments to purchase 388.3 million U.S. dollars and sell 306.7 million
British pounds, and commitments to purchase 354.0 million British pounds and sell 448.1 million U.S. dollars which will all settle within 30 days.
Foreign currency exchange risk is also managed through the use of foreign currency debt and cross-currency interest rate swaps. Our foreign currency-denominated notes had carrying amounts of $3.40 billion and $3.70 billion as of December 31, 2018 and 2017, respectively, of which $2.65 billion and $3.70 billion have been designated as, and are effective as, economic hedges of net investments in certain of our euro-denominated and Swiss franc-denominated foreign operations as of December 31, 2018 and 2017, respectively. Our cross-currency interest rate swaps, for which a majority convert a portion of our U.S. dollar-denominated floating rate debt to foreign-denominated floating rate debt, have also been designated as, and are effective as, economic hedges of net investments. At December 31, 2018, we had outstanding cross currency swaps with notional amounts of $2.46 billion swapping U.S. dollars to euro, $754.0 million swapping Swiss francs to U.S. dollars, and $350.0 million swapping U.S. dollars to British pounds, which have settlement dates ranging through 2028.
In the normal course of business, our operations are exposed to fluctuations in interest rates which can vary the costs of financing, investing, and operating. We seek to address a portion of these risks through a controlled program of risk management that includes the use of derivative financial instruments. The objective of controlling these risks is to limit the impact of fluctuations in interest rates on earnings. Our primary interest-rate risk exposure results from changes in short-term U.S. dollar interest rates. In an effort to manage interest-rate exposures, we strive to achieve an acceptable balance between fixed- and floating-rate debt and investment positions and may enter into interest rate swaps or collars to help maintain that balance.
Interest rate swaps or collars that convert our fixed-rate debt to a floating rate are designated as fair value hedges of the underlying instruments. Interest rate swaps or collars that convert floating-rate debt to a fixed rate are designated as cash flow hedges. Interest expense on the debt is adjusted to include the payments made or received under the swap agreements. Cash proceeds from or payments to counterparties resulting from the termination of interest rate swaps are classified as operating activities in our consolidated statements of cash flows. At December 31, 2018, substantially all of our total long-term debt is at a fixed rate. We have converted approximately 25 percent of our long-term fixed-rate notes to floating rates through the use of interest rate swaps.
We may enter into forward contracts and designate them as cash flow hedges to limit the potential volatility of earnings and cash flow associated with forecasted sales of available-for-sale securities.
We also may enter into forward-starting interest rate swaps, which we designate as cash flow hedges, as part of any anticipated future debt issuances in order to reduce the risk of cash flow volatility from future changes in interest rates. Upon completion of a debt issuance and termination of the swap, the change in fair value of these instruments is recorded as part of other comprehensive income (loss) and is amortized to interest expense over the life of the underlying debt.
The Effect of Risk Management Instruments on the Consolidated Statements of Operations
The following effects of risk-management instruments were recognized in other–net, (income) expense:

	2018	2017	2016
Fair value hedges:
Effect from hedged fixed-rate debt	$(40.9)	$(14.1)	$(30.8)
Effect from interest rate contracts	40.9	14.1	30.8
Cash flow hedges:
Effective portion of losses on interest rate contracts reclassified from accumulated other comprehensive loss	14.8	14.8	15.0
Net losses on foreign currency exchange contracts not designated as hedging instruments	100.0	97.9	78.8
Total	$114.8	$112.7	$93.8

During the years ended December 31, 2018, the amortization of losses related to the portion of our risk management hedging instruments, fair value hedges, and cash flow hedges that were excluded from the assessment of effectiveness were not material.
During the years ended December 31, 2017, and 2016, net losses related to ineffectiveness, as well as net losses related to the portion of our risk-management hedging instruments, fair value hedges, and cash flow hedges that were excluded from the assessment of effectiveness, were not material.
The Effect of Risk-Management Instruments on Other Comprehensive Income (Loss)
The effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is as follows:

	2018	2017	2016
Net investment hedges:
Foreign currency-denominated notes	$110.4	$(361.5)	$137.5
Cross-currency interest rate swaps	96.8	(126.6)	32.5
Foreign currency exchange contracts	5.7	—	31.9
Cash flow hedges:
Forward-starting interest rate swaps	—	13.0	(3.4)

During the next 12 months, we expect to reclassify $15.0 million of pretax net losses on cash flow hedges from accumulated other comprehensive loss to other–net, (income) expense. During the year ended December 31, 2018, the amounts excluded from the assessment of hedge effectiveness recognized in other comprehensive income (loss) was not material.
Fair Value of Financial Instruments
The following tables summarize certain fair value information at December 31 for assets and liabilities measured at fair value on a recurring basis, as well as the carrying amount and amortized cost of certain other investments:

			Fair Value Measurements Using
Description	Carrying Amount	Cost (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Cash equivalents	$5,727.1	$5,727.1	$5,727.1	$—	$—	$5,727.1
Short-term investments:
U.S. government and agency securities	$16.9	$17.1	$16.9	$—	$—	$16.9
Corporate debt securities	62.2	62.6	—	62.2	—	62.2
Asset-backed securities	7.6	7.7	—	7.6	—	7.6
Other securities	1.5	1.5	—	1.5	—	1.5
Short-term investments	$88.2
Noncurrent investments:
U.S. government and agency securities	$149.1	$153.6	$149.1	$—	$—	$149.1
Corporate debt securities	568.0	587.8	—	568.0	—	568.0
Mortgage-backed securities	111.4	114.5	—	111.4	—	111.4
Asset-backed securities	27.7	27.9	—	27.7	—	27.7
Other securities	87.8	29.7	—	—	87.8	87.8
Marketable equity securities	357.5	238.3	357.5	—	—	357.5
Equity investments without readily determinable fair values(2)	414.7
Equity method investments(2)	289.2
Noncurrent investments	$2,005.4

December 31, 2017
Cash equivalents	$4,763.9	$4,763.9	$4,712.4	$51.5	$—	$4,763.9
Short-term investments:
U.S. government and agency securities	$217.8	$218.2	$217.8	$—	$—	$217.8
Corporate debt securities	1,182.3	1,183.2	—	1,182.3	—	1,182.3
Asset-backed securities	94.2	94.3	—	94.2	—	94.2
Other securities	3.6	3.6	—	3.6	—	3.6
Short-term investments	$1,497.9
Noncurrent investments:
U.S. government and agency securities	$360.0	$365.0	$360.0	$—	$—	$360.0
Corporate debt securities	3,464.3	3,473.5	—	3,464.3	—	3,464.3
Mortgage-backed securities	202.4	204.2	—	202.4	—	202.4
Asset-backed securities	653.9	656.0	—	653.9	—	653.9
Other securities	132.1	66.4	—	—	132.1	132.1
Marketable equity securities	281.3	131.0	281.3	—	—	281.3
Cost and equity method investments(2)	572.5
Noncurrent investments	$5,666.5

(1) For available-for-sale debt securities, amounts disclosed represent the securities' amortized cost.
(2) Fair value disclosures are not applicable for equity method investments, investments accounted for under the measurement alternative for equity investments, and cost method investments that do not have readily determinable fair values.

		Fair Value Measurements Using
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Short-term commercial paper borrowings
December 31, 2018	$(498.9)	$—	$(497.6)	$—	$(497.6)
December 31, 2017	(2,696.8)	—	(2,690.6)	—	(2,690.6)

Long-term debt, including current portion
December 31, 2018	$(9,799.7)	$—	$(9,989.4)	$—	$(9,989.4)
December 31, 2017	(10,950.3)	—	(11,529.9)	—	(11,529.9)

		Fair Value Measurements Using
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Risk-management instruments
Interest rate contracts designated as fair value hedges:
Sundry	$4.5	$—	$4.5	$—	$4.5
Other current liabilities	(22.3)	—	(22.3)	—	(22.3)
Other noncurrent liabilities	(19.0)	—	(19.0)	—	(19.0)
Cross-currency interest rate contracts designated as net investment hedges:
Other receivables	69.2	—	69.2	—	69.2
Sundry	8.2	—	8.2	—	8.2
Other current liabilities	(9.2)	—	(9.2)	—	(9.2)
Cross-currency interest rate contracts not designated as hedging instruments:
Other noncurrent liabilities	(25.8)	—	(25.8)	—	(25.8)
Foreign exchange contracts not designated as hedging instruments:
Other receivables	11.3	—	11.3	—	11.3
Other current liabilities	(16.3)	—	(16.3)	—	(16.3)

December 31, 2017
Risk-management instruments
Interest rate contracts designated as fair value hedges:
Other receivables	$0.8	$—	$0.8	$—	$0.8
Sundry	35.1	—	35.1	—	35.1
Other current liabilities	(0.2)	—	(0.2)	—	(0.2)
Other noncurrent liabilities	(10.5)	—	(10.5)	—	(10.5)
Cross-currency interest rate contracts designated as net investment hedges:
Other current liabilities	(33.4)	—	(33.4)	—	(33.4)
Other noncurrent liabilities	(26.0)	—	(26.0)	—	(26.0)
Foreign exchange contracts not designated as hedging instruments:
Other receivables	26.8	—	26.8	—	26.8
Other current liabilities	(36.0)	—	(36.0)	—	(36.0)
Contingent consideration liabilities
Other current liabilities	(206.7)	—	—	(206.7)	(206.7)

Risk-management instruments above are disclosed on a gross basis. There are various rights of setoff associated with certain of the risk-management instruments above that are subject to an enforceable master netting arrangement or similar agreements. Although various rights of setoff and master netting arrangements or similar agreements may exist with the individual counterparties to the risk-management instruments above, individually, these financial rights are not material.
We determine our Level 1 and Level 2 fair value measurements based on a market approach using quoted market values, significant other observable inputs for identical or comparable assets or liabilities, or discounted cash flow analyses. Level 3 fair value measurements for other investment securities are determined using unobservable inputs, including the investments' cost adjusted for impairments and price changes from orderly transactions. The fair values of equity method investments and investments measured under the measurement alternative for equity investments that do not have readily determinable fair values are not readily available.
Contingent consideration liabilities were recorded at fair value and were estimated using a discounted cash flow analysis and Level 3 inputs, including projections representative of a market participant view for net sales and an estimated discount rate. The decrease in the fair value of the contingent consideration liabilities during the years ended December 31, 2018 and 2017 was due primarily to cash payments of $199.7 million and $203.1 million, which related to Erbitux (see Note 4). The change in the fair value of the contingent consideration liabilities recognized in earnings during the years ended December 31, 2018, 2017, and 2016 due to changes in time value of money was not material.
The table below summarizes the contractual maturities of our investments in debt securities measured at fair value as of December 31, 2018:

	Maturities by Period
	Total	Less Than 1 Year	1-5 Years	6-10 Years	More Than 10 Years
Fair value of debt securities	$943.0	$86.8	$604.8	$97.0	$154.4

A summary of the fair value of available-for-sale securities in an unrealized gain or loss position and the amount of unrealized gains and losses (pretax) in accumulated other comprehensive loss follows:

	2018	2017
Unrealized gross gains	$0.8	$184.7
Unrealized gross losses	29.0	47.5
Fair value of securities in an unrealized gain position	84.3	1,434.2
Fair value of securities in an unrealized loss position	858.6	4,692.8

The unrealized losses (pretax) recognized in our consolidated statement of operations for equity securities held as of December 31, 2018 was $20.1 million.
We periodically assess our investment in available-for-sale securities for other-than-temporary impairment losses. There were no other-than-temporary impairment losses recognized in 2018 or 2017. Other-than-temporary impairment losses recognized during the year ended December 31, 2016 totaled $53.0 million. Other-than-temporary impairment losses recognized during 2016 related primarily to our cost and equity method investments.
We periodically assess our investments in equity securities other than public equity securities for impairment losses. Impairment losses recognized on these equity securities in 2018 were immaterial.
For fixed-income securities, the amount of credit losses are determined by comparing the difference between the present value of future cash flows expected to be collected on these securities and the amortized cost. Factors considered in assessing credit losses include the position in the capital structure, vintage and amount of collateral, delinquency rates, current credit support, and geographic concentration.
For equity securities, factors considered in assessing impairment losses include the financial condition and near term prospects of the issuer and general market conditions and industry specific factors.
As of December 31, 2018, the available-for-sale securities in an unrealized loss position include primarily fixed-rate debt securities of varying maturities, which are sensitive to changes in the yield curve and other market conditions. Approximately 55 percent of the fixed-rate debt securities in a loss position are investment-grade debt securities. As of December 31, 2018, we do not intend to sell, and it is not more likely than not that we will be required to sell, the securities in a loss position before the market values recover or the underlying cash flows have been received, and there is no indication of default on interest or principal payments for any of our debt securities.
Activity related to our investment portfolio, substantially all of which related to equity and available-for-sale securities, was as follows:

	2018	2017	2016
Proceeds from sales	$5,668.0	$5,769.3	$3,240.5
Realized gross gains on sales	11.8	176.0	30.7
Realized gross losses on sales	51.3	5.8	14.6

Realized gains and losses on sales of available-for-sale investments are computed based upon specific identification of the initial cost adjusted for any other-than-temporary declines in fair value that were recorded in earnings.
Adjustments recorded to our equity investments without readily determinable fair values are based upon changes in the equity instrument's value resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Downward adjustments resulting from an impairment are recorded based upon the impairment considerations mentioned above. Adjustments recorded during 2018 were not material.
Accounts Receivable Factoring Arrangements
We have entered into accounts receivable factoring agreements with financial institutions to sell certain of our non-U.S. accounts receivable. These transactions are accounted for as sales and result in a reduction in accounts receivable because the agreements transfer effective control over and risk related to the receivables to the buyers. Our factoring agreements do not allow for recourse in the event of uncollectibility, and we do not retain any interest in the underlying accounts receivable once sold. We derecognized $696.2 million and $723.2 million of accounts receivable as of December 31, 2018 and 2017, respectively, under these factoring arrangements. The costs of factoring such accounts receivable on our consolidated results of operations for the years ended December 31, 2018, 2017, and 2016 were not material.